Interests in joint ventures - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Disclosure of joint ventures [abstract]
Other cash receipts from sales of interests in joint ventures	$ 18.0
Proceeds from disposal of joint venture	18.0
Transaction costs	1.3
Loss on disposal of investments		$ 3.0
Other noncurrent assets from disposal of joint venture	$ 6.0